Transactions With Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Detail) - Key management personnel of entity or parent [member]
£ in Thousands
	12 Months Ended
	Dec. 31, 2018 GBP (£) Deposits Loans	Dec. 31, 2017 GBP (£) Deposits Loans
Disclosure of directors and key management remuneration [line items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | Loans	7	17
Number of secured loans, unsecured loans and overdrafts, net movements | Loans	9	(10)
Number of secured loans, unsecured loans and overdrafts, ending balance | Loans	16	7
Beginning balance	£ 1,216	£ 5,195
Net movements	1,819	(3,979)
Ending balance	£ 3,035	£ 1,216
Number of deposit, bank and instant access accounts and investments, beginning balance | Deposits	25	26
Number of deposit, bank and instant access accounts and investments, net movements | Deposits	5	(1)
Number of deposit, bank and instant access accounts and investments, ending balance | Deposits	30	25
Beginning balance	£ 13,184	£ 9,138
Net movements	(2,221)	4,046
Ending balance	£ 10,963	£ 13,184